UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06355 _____________________________________________________

BlackRock Municipal Target Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Target Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—145.7%
		Alabama—3.4%
AAA	$ 9,450	Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$ 9,666,405
AAA	5,000	Jefferson Cnty., Cap. Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,202,450
AAA	1,000	Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,020,310

				15,889,165

		Alaska—2.4%
		Anchorage, GO,
AAA	1,750	Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,778,333
AAA	2,245	Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,308,758
AAA	1,335	Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,343,010
AAA	5,000	Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,035,350
AAA	1,000	Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,028,580

				11,494,031

		Arizona—2.5%
AAA	6,255	Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,431,078
AAA	5,000	Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,110,650

				11,541,728

		Arkansas—1.1%
AAA	5,000	Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,062,550

		California—7.8%
AAA	6,000	California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,305,100
AAA	30,000	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	30,401,400

				36,706,500

		Colorado—8.9%
AAA	17,150	Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	18,199,409
AAA	1,015	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,009,346
AAA	9,700	Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,182,214
		Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
AAA	6,215	5.00%, 6/01/06	No Opt. Call	6,378,517
AAA	5,470	5.00%, 6/01/07	No Opt. Call	5,710,461
AAA	1,100	Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,093,070

				41,573,017

		Delaware—0.2%
AAA	1,050	Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,042,535

		Florida—2.2%
		Delray Beach, FSA,
AAA	1,255	Decade of Excellence Prog., GO, 3.50%, 2/01/07	No Opt. Call	1,269,570
AAA	1,740	Utils. Tax, 3.50%, 6/01/07	No Opt. Call	1,762,342
AAA	1,645	Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,682,111
AAA	1,765 [3]	Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,801,588
AAA	2,000	Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,043,180
AAA	1,865	Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,939,041

				10,497,832

		Georgia—1.0%
AAA	4,805	Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,921,185

		Hawaii—4.8%
		Hawaii, GO,
AAA	5,675	Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,897,744
AAA	9,000	Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,225,990
AAA	1,265	Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,278,662
		Honolulu City & Cnty., GO, Ser. A,
AAA	2,275	4.00%, 9/01/06, FSA	No Opt. Call	2,312,947
AAA	3,500	5.80%, 1/01/07, FGIC	No Opt. Call	3,673,775

				22,389,118

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—17.8%
		Champaign Cnty. Cmnty. Unit Sch. Dist., Proj. No. 116, Ser. C, FGIC,
AAA	$ 1,065	Zero Coupon, 1/01/07	No Opt. Call	$ 1,011,601
AAA	2,760	Zero Coupon, 1/01/08	No Opt. Call	2,519,935
AAA	12,000	Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,286,680
AAA	2,665	Chicago Park Dist., Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,672,568
AAA	1,565	Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,582,622
		Cook Cnty. High Sch. Dist., Number 201 J. Sterling Morton Twnshp. Proj., FGIC,
AAA	6,790 [3]	Zero Coupon, 12/01/07	ETM	6,259,022
AAA	430	Zero Coupon, 12/01/07	No Opt. Call	394,512
		Du Page Cnty., Trans. Rev., FSA,
AAA	4,815	4.50%, 1/01/07	No Opt. Call	4,950,302
AAA	5,390	4.50%, 1/01/09	No Opt. Call	5,632,927
		Illinois, GO, Ser. I,
AAA	15,080	3.25%, 11/01/06, FGIC	No Opt. Call	15,195,061
AAA	4,000	4.00%, 4/01/07, FSA	No Opt. Call	4,087,560
AAA	12,625	4.25%, 4/01/07, MBIA	No Opt. Call	12,961,961
AAA	1,000	Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,015,470
		Sales Tax, Ser. O,
AAA	5,900	Zero Coupon, 6/15/07	No Opt. Call	5,522,046
AAA	5,635	Zero Coupon, 6/15/08	No Opt. Call	5,032,731
AAA	2,000	Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,266,500

				83,391,498

		Indiana—2.9%
AAA	5,000	Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,099,450
AAA	9,000	Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,624,430

				13,723,880

		Iowa—0.9%
AAA	3,940	West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	4,024,828

		Kentucky—4.1%
AAA	12,610	Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,552,652
		Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
AAA	2,035	Ser. B, 4.00%, 8/01/06	No Opt. Call	2,066,156
AAA	5,560	Ser. C, 4.00%, 8/01/06	No Opt. Call	5,645,123

				19,263,931

		Louisiana—4.4%
AAA	7,530	MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,565,090
AAA	5,250	New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,043,202
AAA	3,555	Off. Facs. Corp. Lease, Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,629,442
AAA	4,565	Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,567,693

				20,805,427

		Massachusetts—2.7%
AAA	11,760	Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,624,007

		Michigan—3.5%
AAA	1,270 [3]	Detroit, GO, 3.00%, 4/01/07, MBIA	ETM	1,274,394
AAA	2,100	Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,141,328
AAA	5,000	Mun. Bd. Auth., Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,841,500
		Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
AAA	1,000	2.70%, 1/01/07	No Opt. Call	995,420
AAA	2,000	5.00%, 1/01/07	No Opt. Call	2,071,320
AAA	4,850	Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,942,587

				16,266,549

		Minnesota—1.6%
AAA	390	Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	05/05 @ 102	396,139
AAA	5,075	Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,283,785
		Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
AAA	1,150	Ser. A, 3.00%, 2/01/07	No Opt. Call	1,153,416
AAA	840	Ser. B, 3.25%, 2/01/07	No Opt. Call	846,199

				7,679,539

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Mississippi—0.4%
AAA	$ 1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	$ 1,979,234

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard Proj., GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,877,643

			Nevada—1.5%
AAA	2,975		Clark Cnty., Library Dist. Proj., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,035,779
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	800		Zero Coupon, 1/01/07	No Opt. Call	759,888
AAA	1,295		Zero Coupon, 1/01/08	No Opt. Call	1,174,436
AAA	2,005		Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA	No Opt. Call	2,048,889

					7,018,992

			New Jersey—3.7%
AAA	140		Elizabeth, GO, 6.60%, 8/01/06, MBIA	05/05 @ 100	140,553
AAA	8,565	[3]	Hwy. Auth., Garden St. Pkwy. Proj., 5.00%, 1/01/07, FGIC	ETM	8,889,699
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 2.34%, 12/01/06, FSA	No Opt. Call	991,040
AAA	730	[3]	No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	749,279
AAA	5,000	[4]	Transp. Trust Fund Auth., Transp. Sys., Ser. A, 5.125%, 6/15/05, AMBAC	N/A	5,128,550
AAA	1,250		Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA	06/05 @ 100	1,257,975

					17,157,096

			New Mexico—1.2%
AAA	1,855		Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,877,650
AAA	3,535		Gallup, PCR, Plains Elec. Generation Proj., 6.50%, 8/15/07, MBIA	05/05 @ 100	3,548,079

					5,425,729

			New York—9.9%
AAA	2,460		Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,463,936
AAA	810		Env. Fac. Corp., PCR, Ser. D, 6.40%, 5/15/06	05/05 @ 102	830,444
AAA	9,220		Hsg. Fin. Agcy., Hsg. Mtg. Proj., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,424,131
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,042,579
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,861,460
			New York City, GO,
AAA	13,000		Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	13,882,310
AAA	2,895	[3]	Ser. E, 6.125%, 8/01/06	ETM	3,028,604
AAA	7,105		Ser. E, 6.125%, 8/01/06	No Opt. Call	7,425,294
AAA	2,000		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs. Proj., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,012,920
			Rochester, Ser. B, MBIA,
AAA	1,805	[3]	4.00%, 2/15/07	ETM	1,847,273
AAA	1,465		4.00%, 2/15/07	No Opt. Call	1,498,226

					46,317,177

			North Carolina—1.3%
AAA	6,000		Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,150,300

			Ohio—5.3%
AAA	1,000		Amer. Mun. Pwr., Inc., Omega JV2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,019,340
			Bldg. Auth., Ser. A, FSA,
AAA	4,585		Admin. Bldg. Fd., 5.00%, 10/01/06	No Opt. Call	4,735,846
AAA	10,000		Correction Facs., 5.00%, 10/01/06	No Opt. Call	10,324,500
AAA	2,170		Cincinnati City Sch. Dist., GO, Sch. Impvt., 4.00%, 12/01/06, MBIA	No Opt. Call	2,213,552
AAA	1,285		Milford Sch. Dist., GO, Sch. Impvt., 3.25%, 12/01/06, FSA	No Opt. Call	1,295,293
AAA	5,400		Wtr. Dev. Auth., Pure Wtr. Proj., 3.00%, 6/01/07, AMBAC	No Opt. Call	5,416,686

					25,005,217

			Oklahoma—1.5%
AAA	6,660		Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	6,911,282

			Oregon—1.3%
AAA	2,020		Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,088,801
AAA	2,065		Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,154,456
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,009,020

					6,252,277

			Pennsylvania—5.1%
AAA	1,500		Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	1,533,840

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Pennsylvania—(continued)
AAA	$1,900	Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA	No Opt. Call	$ 1,932,300
AAA	1,345	Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,374,442
AAA	1,615	Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,648,689
		Philadelphia, GO, FSA,
AAA	1,000	4.00%, 9/15/06	No Opt. Call	1,017,850
AAA	3,100	4.05%, 9/15/07	No Opt. Call	3,177,593
AAA	2,950	Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,048,442
AAA	3,620	Pittsburgh Pub. Pkg. Auth., Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,619,348
		Pocono Mtn. Sch. Dist., GO, FSA,
AAA	875	4.50%, 4/01/07	No Opt. Call	902,554
AAA	3,025	4.50%, 10/01/07	No Opt. Call	3,134,505
AAA	2,375	Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,427,036

				23,816,599

		Rhode Island—1.1%
AAA	1,865	Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,894,486
AAA	3,400	Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,468,238

				5,362,724

		South Carolina—0.8%
AAA	1,715	Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,719,716
AAA	2,070	Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	2,038,557

				3,758,273

		Texas—16.5%
AAA	6,575	Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,675,729
AAA	2,400	Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,493,624
AAA	1,095	Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,117,557
AAA	8,500	Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,190,005
AAA	6,355	Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,448,800
AAA	1,305	Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,306,501
AAA	2,280	Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,333,785
AAA	3,445	El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,514,968
AAA	1,000	Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,020,600
AAA	6,135	MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,163,589
AAA	15,000	Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,405,100
AAA	2,915	Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	2,991,082
AAA	1,000	Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	1,002,270
		Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465	4.25%, 8/01/06	No Opt. Call	2,514,226
AAA	1,000	4.25%, 8/01/07	No Opt. Call	1,029,620
AAA	8,115 [3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,431,960
AAA	1,000	Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	990,010
AAA	5,000	Tarrant Regl. Wtr. Dist. Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	5,010,950
AAA	3,000	Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,072,780

				77,713,156

		Utah—5.7%
		Utah, GO, Ser. B,
AAA	5,950	4.50%, 7/01/06	No Opt. Call	6,086,017
AAA	20,000	4.50%, 7/01/07	No Opt. Call	20,723,200

				26,809,217

		Washington—9.9%
AAA	1,325	Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	1,343,802
AAA	3,000	Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,054,960
		King Cnty.,
AAA	75 [3]	3.50%, 12/01/06, MBIA	ETM	75,976
AAA	2,015	3.50%, 12/01/06, MBIA	No Opt. Call	2,038,273
AAA	3,085	Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,118,164
AAA	2,100	Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,141,118
AAA	12,875	Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,426,821
		Seattle, GO, Ser. E, MBIA,
AAA	1,700	Zero Coupon, 12/15/07	No Opt. Call	1,548,275
AAA	1,345	Zero Coupon, 12/15/08	No Opt. Call	1,177,184

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—(continued)
			Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
AAA	$ 5,620		4.125%, 12/01/06, FSA	No Opt. Call	$ 5,736,728
AAA	1,250	[3]	6.55%, 1/01/07, FGIC	ETM	1,262,750
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	3,961,265
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,439,262
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,256,800

					46,581,378

			West Virginia—1.7%
			Econ. Dev. Auth., Correctional Juvenille & Pub. Proj., MBIA,
AAA	1,500		Ser. A, 4.00%, 6/01/07	No Opt. Call	1,534,830
AAA	1,000		Ser. B, 4.00%, 6/01/06	No Opt. Call	1,015,010
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,381,355

					7,931,195

			Wisconsin—5.8%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,405,985
AAA	5,000	[3]	Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	ETM	4,470,250
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,301,316
			Wisconsin,
AAA	880		COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	892,936
AAA	12,780		COP, Ser. A, 3.75%, 9/01/07, FSA	No Opt. Call	12,991,637
AAA	6,085		GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,216,132

					27,278,256

			Total Long-Term Investments (cost $668,642,716)		684,243,065

			SHORT-TERM INVESTMENT—0.9%
F1+	4,465	[5]	De Kalb Cnty. Hsg. Auth., 4.50%, 4/07/05, FRWD (cost $4,465,000)	N/A	4,465,000

			Total Investments—146.6% (cost $673,107,7166)		$ 688,708,065
			Other assets in excess of liabilities—1.1%		5,133,890
			Preferred shares at redemption value, including dividends payable—(47.7)%		(224,122,960)

			Net Assets Applicable to Common Shareholders—100%		$ 469,718,995

[1]		Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
	[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
	[3]	This security is collateralized by U.S. Treasury obligations.
	[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
	[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[6]		Cost for Federal income tax purposes is $672,980,981. The net unrealized appreciation on a tax basis is $15,727,084 consisting of $16,119,383 gross unrealized appreciation and $392,299 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Co.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
			XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal Target Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005